Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Accounts Receivable, Net

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following as of July 2, 2016 and January 2, 2016:

	July 2,	January 2,
	2016	2016
Trade accounts receivable	$205,132	$133,418
Retention receivables	9,801	13,217
Receivables from related parties	673	635
Accounts receivable	215,606	147,270
Less: Allowance for doubtful accounts	(2,558)	(1,726)
Accounts receivable, net	$213,048	$145,544

Retention receivables are amounts earned by the Company but held by customers until paving and related service contracts and projects are near completion or fully completed. Amounts are generally billed and collected within one year.

(4) Accounts Receivable, Net

Accounts receivable, net consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Trade accounts receivable	$133,418	$131,060
Retention receivables	13,217	12,053
Receivables from related parties	635	333

Accounts receivable	147,270	143,446
Less: Allowance for doubtful accounts	(1,726)	(2,144)

Accounts receivable, net	$145,544	$141,302

Retention receivables are amounts earned by the Company, but held by customers until projects have been fully completed or near completion. Amounts are expected to be billed and collected within a year.